Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss from operations	$ (4,200,573)	$ (13,176,663)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15,004	13,978
Stock-based compensation expense	11,255
Changes in assets and liabilities:
Insurance receivable	200,000	125,105
Prepaid expenses and other current assets	681,637	(215,707)
Reduction of right of-use assets	180,386	183,306
Accounts payable	(494,708)	68,598
Other assets	9,133
Decrease in lease liabilities	(185,593)	(181,103)
Accrued expenses and other current liabilities	(1,049,005)	873,596
Net cash used in operating activities	(4,832,464)	(12,308,890)
Cash flows from investing activities:
Purchases of equipment and furnishings	(766)	(7,004)
Net cash used in investing activities	(766)	(7,004)
Cash flows from financing activities:
Net proceeds from Security Purchase Agreement		9,175,790
Preferred stock dividend	(561,381)	(171,668)
Proceeds from the exercise of stock options		78,000
Net cash (used in ) provided by financing activities	(561,381)	9,082,122
Net decrease in cash and cash equivalents	(5,394,611)	(3,233,772)
Cash and cash equivalents at beginning of year	6,769,603	10,003,375
Cash and cash equivalents at end of year	1,374,992	6,769,603
Supplemental disclosures of Cash Flow Information:
Insurance claims to offset accounts payable		$ 200,000